Net Defined Benefit Liabilities And Assets_Remeasurements Of The Net Defined Benefit Liabilities Recognized As Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income Abstract [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ (11,116)				₩ (22,420)		₩ (16,220)
Actuarial gains and losses	(65,883)				(167,973)		46,040
Income tax effects	21,172				52,377		(7,215)
Remeasurements after income tax	₩ (55,827)	[1],[2]	$ (48,316)		₩ (138,016)	[2]	₩ 22,605

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.